BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of outstanding shares
The following table provides a continuity schedule of outstanding BEPC exchangeable and class B shares along with the corresponding liability and remeasurement gains and losses.

	BEPC exchangeable shares outstanding (units)	BEPC class B shares outstanding (units)	BEPC exchangeable and BEPC class B shares ($ million)
Balance, as at December 31, 2021	172,203,342	165	$6,163
Share issuance(1)	27,064	—	1
Share exchanges	(12,308)	—	—
Remeasurement of liability	—	—	(1,800)
Balance, as at December 31, 2022	172,218,098	165	4,364
Share issuance(1)	7,441,893	—	251
Share exchanges	(8,465)	—	—
Remeasurement of liability	—	—	106
Balance, as at December 31, 2023	179,651,526	165	$4,721
(1)Includes restricted stock units of TerraForm Power that were assumed by the company as part of the acquisition of TerraForm Power on July 31, 2020, adjusted for the three-for-two share split in December 2020.